Loans Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loans Receivable [Abstract]
Loans Receivable

Note 7 — Loans Receivable

In September 2022, Visiontech and CGGP, LLC (“CGGP”), a customer who purchased industrial light fixtures, entered into three promissory note agreements with terms of six months. The total amount of the notes was $123,688. The notes bear interest thereon at the annual rate of 7% and requires monthly installment payments totaled $21,038. For the three and six months ended June 30, 2023, the Company paid $0 and $62,383, respectively. This loan has been paid off on March 17, 2023.

In September 2022, Visiontech and NewCo Vision, LLC (“NewCo”), a customer who purchased industrial light fixtures, entered into three promissory note agreements with terms of six months. The total amount of the notes was $139,840. The notes bear interest thereon at the annual rate of 7% and requires monthly installment payments totaled $23,785. For the three and six months ended June 30, 2023, the Company paid $0 and $70,530, respectively. This loan has been paid off on March 17, 2023.

Note 8 — Loans Receivable

Loans receivable consisted of the following as of the date indicated:

	As of December 31, 2023	As of December 31, 2022
Loan to CGGP, LLC	$—	$62,383
Loan to NewCo Vision, LLC	—	70,530
Total loan receivable	$—	$132,913

In September 2022, Visiontech and CGGP, LLC (“CGGP”), a customer who purchased industrial light fixtures, entered into three promissory note agreements with terms of six months. The total amount of the notes was $123,688. The notes bear interest thereon at the annual rate of 7% and requires monthly installment payments totaled $21,038. As of December 31, 2022, the total outstanding amount due from CGGP was $62,383. This loan has been paid off on March 17, 2023.

In September 2022, Visiontech and NewCo Vision, LLC (“NewCo”), a customer who purchased industrial light fixtures, entered into three promissory note agreements with terms of six months. The total amount of the notes was $139,840. The notes bear interest thereon at the annual rate of 7% and requires monthly installment payments totalled $23,785. As of December 31, 2022, the total outstanding amount due from NewCo was $70,530. This loan has been paid off on March 17, 2023.